Related Parties	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 5 — RELATED PARTIES

Founder Shares

During the period ended December 31, 2021, the Sponsor’s investors received a total of 2,156,250 of the Company’s Class B common stock (as adjusted, the “Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares included an aggregate of up to 281,250 shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering. On January 6, 2022 the underwriters partially exercised the over-allotment option for 267,159 units. The issuance of the units resulted in gross proceeds of $2.7 million. The remaining units expired on February 6, 2022, which resulted in the forfeiture of 214,460 founders shares.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On November 18, 2021, Larkspur Health LLC transferred 231,423 founder shares to certain additional sponsor investors and the representative transferred 110,723 founder shares to certain additional sponsor investors. The Company accounted for the excess of fair value over the purchase price, which totaled $2,179,470, as an offering cost with an offset to additional paid-in capital or accumulated deficit to the extent additional paid-in capital is fully depleted.

Promissory Note

On May 7, 2021, the Company issued unsecured promissory notes to the Sponsor’s investors, which were amended and restated on October 7, 2021 (the “Promissory Notes”), pursuant to which the Company may borrow up to an aggregate principal amount of $750,000. The Promissory Notes are non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. Upon closing the Initial Public Offering in December the Promissory Notes were converted into Class A Common Stock.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by the Promissory Notes. The notes may be repaid upon completion of a Business Combination, without interest. Such Units would be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of June 30, 2022 and December 31, 2021, there was no amount outstanding under the Working Capital Loans.

Accounting Services

A firm owned by the Company’s Chief Financial Officer has an agreement to provide accounting and financial consulting services $0 and to the Company. The Company did not incur any costs for the period from March 17, 2021 (Inception) through March 31, 2021. The Company incurred $5,250 of costs during the three and six months ended June 30, 2022. There is no amount outstanding as of June 30, 2022 or December 31, 2021.

NOTE 5 — RELATED PARTIES

Founder Shares

During the period ended December 31, 2021, the Sponsor’s investors received a total of 2,156,250 of the Company’s Class B common stock (as adjusted, the “Founder Shares”) for an aggregate purchase price of $25,000. The Founder Shares included an aggregate of up to 281,250 shares subject to forfeiture to the extent that the underwriters’ over-allotment is not exercised in full or in part, so that the number of Founder Shares will equal, on an as-converted basis, approximately 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering.

The holders of the Founder Shares have agreed, subject to limited exceptions, not to transfer, assign or sell any of the Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Public Stockholders having the right to exchange their shares of common stock for cash, securities or other property.

On November 18, 2021, Larkspur Health LLC transferred 231,423 founder shares to certain additional sponsor investors and the representative transferred 110,723 founder shares to certain additional sponsor investors. The Company accounted for the excess of fair value over the purchase price, which totaled $2,179,470, as an offering cost with an offset to additional paid-in capital or accumulated deficit to the extent additional paid-in capital is fully depleted.

Promissory Note

On May 7, 2021, the Company issued unsecured promissory notes to the Sponsor’s investors, which were amended and restated on October 7, 2021 (see Note 8) (the “Promissory Notes”), pursuant to which the Company may borrow up to an aggregate principal amount of $750,000. The Promissory Notes are non-interest bearing and payable on the earlier of (i) December 31, 2021 or (ii) the consummation of the Initial Public Offering. As of December 31, 2021, there was no amount outstanding under the Promissory Notes.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by the Promissory Notes. The notes may be repaid upon completion of a Business Combination, without interest. Such Units would be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of December 31, 2021, there was no amount outstanding under the Working Capital Loans.

Accounting Services

A firm owned by the Company’s Chief Financial Officer has an agreement to provide accounting and financial consulting services to the Company. The total cost incurred through December 31, 2021 was $15,000. There is no amount outstanding as of December 31, 2021.